SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Estimated useful lives are as follows:

Category	Estimated useful lives
Buildings and improvement	10-20 years
Computer and office equipment	3-10 years
Machinery and equipment	3-10 years
Vehicles	4-5 years

SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES
	June 30,		For the Years Ended June 30,
	2026	2025	2026	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	6.8109	7.1586	7.0034	7.1599	7.1326